                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3950

                        Van Kampen U.S. Government Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/06

Item 1. Report to Shareholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen U.S. Mortgage Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 12/31/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Merrill Lynch 1-10 Year U.S. Treasury Index and Lehman Brothers Mortgage Index from 12/31/96 through 12/31/06. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                VAN KAMPEN U.S. MORTGAGE     MERRILL LYNCH 1-10 YEAR    LEHMAN BROTHERS MORTGAGE
                                                          FUND                   TREASURY INDEX                   INDEX
                                                ------------------------     -----------------------    ------------------------
12/96                                                      9526                       10000                       10000
                                                           9498                        9997                       10013
                                                           9823                       10274                       10392
                                                          10085                       10538                       10696
12/97                                                     10342                       10776                       10949
                                                          10493                       10943                       11128
                                                          10654                       11142                       11320
                                                          10865                       11679                       11619
12/98                                                     10938                       11705                       11711
                                                          10997                       11665                       11827
                                                          10878                       11643                       11773
                                                          10943                       11772                       11883
12/99                                                     10926                       11770                       11928
                                                          11070                       11974                       12093
                                                          11261                       12194                       12366
                                                          11603                       12496                       12765
12/00                                                     12044                       12969                       13260
                                                          12370                       13346                       13622
                                                          12465                       13400                       13761
                                                          12968                       14035                       14340
12/01                                                     13028                       14022                       14350
                                                          13133                       13969                       14493
                                                          13557                       14475                       14997
                                                          13809                       15181                       15396
12/02                                                     14019                       15291                       15605
                                                          14115                       15409                       15750
                                                          14096                       15645                       15854
                                                          14176                       15651                       15935
12/03                                                     14281                       15617                       16084
                                                          14464                       15940                       16393
                                                          14413                       15584                       16208
                                                          14689                       15915                       16630
12/04                                                     14835                       15924                       16840
                                                          14831                       15810                       16820
                                                          15129                       16166                       17203
                                                          15103                       16075                       17177
12/05                                                     15191                       16175                       17280
                                                          15159                       16111                       17269
                                                          15146                       16161                       17271
                                                          15585                       16624                       17897
12/06                                                     15767                       16753                       18183

                            A SHARES             B SHARES             C SHARES          I SHARES
                         since 5/31/84        since 8/24/92        since 8/13/93      since 9/25/06
---------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
                                   5.75%                5.00%                1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception          7.81%      7.58%     4.88%      4.88%     4.44%      4.44%       1.01%
10-year                  5.17       4.66      4.50       4.50      4.32       4.32          --
5-year                   3.89       2.88      3.08       2.83      3.08       3.08          --
1-year                   3.79      -1.14      2.94      -0.98      2.94       1.96          --
---------------------------------------------------------------------------------------------------

30-Day SEC Yields            4.69%                4.17%                4.18%              5.18%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares eight years after purchase. The since inception returns for Class C shares reflect their conversion into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans. 457 plans sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and conferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Merrill Lynch 1-10 Year Treasury Index is generally representative of fixed-rate, coupon bearing U.S. Treasury securities with a maturity range of one to ten years. The Lehman Brothers Mortgage Index is a total return index made up of all fixed-rate securities backed by mortgage-backed securities. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2006

MARKET CONDITIONS

The first half of 2006 provided few surprises in the bond market. The Federal Open Market Committee (the "Fed") continued to pursue its monetary tightening policy, raising the target federal funds rate at each of its meetings to 5.25 percent by the end of June. In the second half of the year, as economic growth moderated, the housing sector weakened, and inflation concerns eased, the Fed finally took a widely anticipated respite from its record cycle of 17 consecutive rate increases, electing to keep the target fed funds rate unchanged for the remainder of the year. Despite the pause in its tightening campaign, the Fed continued to acknowledge the potential for inflation risks and reiterated previous statements that further actions regarding interest rates would be data dependent.

Inflation, as measured by the core PCE (Personal Consumption Expenditures) deflator--the Fed's preferred inflation gauge--remained elevated, rising 2.4 percent for year ended in October 2006, notably above the Fed's comfort zone of 1-2 percent. During the last week of December, the financial markets were surprised by stronger than expected data from the Chicago Purchasing Managers Index, new and existing home sales, and consumer confidence reports. This data quelled much of the ongoing speculation that the soft housing and auto markets would translate into moderating economic growth and inflation, and perhaps an ease in Fed policy.

Yields rose across the U.S. Treasury curve during the first six months, though more so on the short end of the curve which tends to more closely track changes in interest rates. Around mid-year, as expectations of a pause in Fed tightening grew, yields peaked and then drifted lower throughout most of the last half of the year and the bond market rallied. On a net basis, however, Treasury yields across the curve ended 2006 at higher levels than when the year began.

Within the government sector, agency and mortgage issues posted the highest returns for the year while the Treasury sector underperformed due to its high sensitivity to interest rate changes. Early in the period when yields were rising, higher coupon mortgages performed well as mortgage prepayments slowed. However, in response to a decline in yields in the last months of the year, lower coupon mortgages outperformed.

PERFORMANCE ANALYSIS

The fund returned 3.79 percent for the 12 months ended December 31, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmarks, the Merrill Lynch 1-10 Year Treasury Index and the Lehman Brothers Mortgage Index, returned 3.57 percent and 5.22 percent for the period, respectively.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2006

--------------------------------------------------------------------------
                                    MERRILL LYNCH
                                      1-10 YEAR      LEHMAN BROTHERS
      CLASS A   CLASS B   CLASS C   TREASURY INDEX   MORTGAGE INDEX

       3.79%     2.94%     2.94%        3.57%             5.22%
--------------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

During the reporting year, we kept the portfolio's overall duration (a measure of interest-rate sensitivity) relatively low. This posture proved beneficial to performance as interest rates rose across much of the curve. However, when rates declined later in the year, this defensive positioning detracted from relative performance.

The portfolio's emphasis on higher coupon mortgages benefited performance during the first half of the year when rates were rising as these issues outperformed their lower coupon counterparts. Higher coupon mortgages typically have slower pre-payment rates and as such, tend to be less sensitive to rising interest rates. In the last months of the year, as rates began to fall, this emphasis kept the portfolio from more fully participating in the comparatively better performance of lower coupon mortgages.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

SUMMARY OF INVESTMENTS BY COUPON DISTRIBUTION AS OF 12/31/06
up to 5.9                                                        58.8%
6.0-6.9                                                          19.3
7.0-7.9                                                          16.7
8.0-8.9                                                           3.8
9.0-9.9                                                           0.8
10.0 or more                                                      0.6

ASSET ALLOCATION AS OF 12/31/06
FNMA                                                             55.4%
REMIC/CMO                                                        28.3
FHLMC                                                            17.3
GNMA                                                              3.4
Treasury Securities                                               1.6
                                                                -----
Total Long-Term Investments                                     106.0
Purchased Options                                                 0.0*
Short-Term Investments                                           23.9
Liabilities in Excess of Other Assets                           -29.9
                                                                -----
Net Assets                                                      100.0%

* Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Coupon distribution is as a percentage of long-term investments. Asset allocation is as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/06 - 12/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                              BEGINNING            ENDING         EXPENSES PAID
                                            ACCOUNT VALUE      ACCOUNT VALUE     DURING PERIOD*
                                          ------------------------------------------------------
                                               7/1/06             12/31/06       7/1/06-12/31/06
Class A
  Actual................................      $1,000.00          $1,040.99            $4.73
  Hypothetical..........................       1,000.00           1,020.61             4.69
  (5% annual return before expenses)
Class B
  Actual................................       1,000.00           1,036.45             8.67
  Hypothetical..........................       1,000.00           1,016.71             8.59
  (5% annual return before expenses)
Class C
  Actual................................       1,000.00           1,036.50             8.67
  Hypothetical..........................       1,000.00           1,016.71             8.59
  (5% annual return before expenses)
Class I
  Actual................................       1,000.00           1,010.10             1.72
  Hypothetical..........................       1,000.00           1,023.51             3.32
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.92%, 1.69%, 1.69% and 0.65% for Class A, B, C Shares, and I shares respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) except for "Actual" information for Class I Shares which reflects the period from commencement of operations through December 31, 2006.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006

PAR
AMOUNT
(000)       DESCRIPTION                          COUPON           MATURITY             VALUE
-------------------------------------------------------------------------------------------------
            ADJUSTABLE RATE MORTGAGE BACKED
            SECURITIES  9.7%
$   2,938   Federal National Mortgage
            Association........................    5.960%         07/01/33         $    2,980,859
   10,131   Federal National Mortgage
            Association........................    6.731          03/01/36             10,344,035
   11,015   Federal National Mortgage
            Association........................    6.774          01/01/36             11,245,499
   20,456   Federal National Mortgage
            Association........................    6.778          01/01/36             20,884,133
    9,622   Federal National Mortgage
            Association........................    6.786          03/01/36              9,824,252
    6,218   Federal National Mortgage
            Association........................    7.120          03/01/36              6,354,868
    7,746   Federal National Mortgage
            Association........................    7.146          05/01/36              7,917,232
    7,936   Federal National Mortgage
            Association........................    7.205          07/01/36              8,123,970
   20,096   Federal National Mortgage
            Association........................    7.271          04/01/36             20,674,686
                                                                                   --------------
            TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES....................       98,349,534
                                                                                   --------------

            COLLATERALIZED MORTGAGE
            OBLIGATIONS  28.3%
    7,033   American Home Mortgage Assets (b)..    5.550          09/25/46              7,053,765
   12,586   Bear Stearns Mortgage Funding Trust
            (b)................................    5.530    04/25/36 to 07/25/36       12,587,125
  339,826   Countrywide Alternative Loan Trust
            (c)................................    *        12/20/35 to 02/20/47       11,196,639
   23,091   Countrywide Alternative Loan Trust
            (c) (d)............................    2.283          08/25/46                988,579
    6,900   Countrywide Alternative Loan Trust
            (b)................................    5.490          06/25/46              6,911,469
    7,250   Countrywide Alternative Loan Trust
            (b)................................    5.500          05/20/46              7,260,653
    9,081   Countrywide Alternative Loan Trust
            (b)................................    5.510    09/25/35 to 07/25/46        9,079,788
    5,312   Countrywide Alternative Loan Trust
            (b)................................    5.650          03/20/46              5,312,398
   98,312   Countrywide Home Loan Mortgage
            (c)................................    *              02/25/35              2,196,650
    5,663   Countrywide Home Loan Mortgage
            (b)................................    5.620          04/25/46              5,677,418
    7,309   Downey Savings & Loan Association
            Mortgage Loan Trust (b)............    5.767          04/19/47              7,317,770

See Notes to Financial Statements                                              9

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

PAR
AMOUNT
(000)       DESCRIPTION                          COUPON           MATURITY             VALUE
-------------------------------------------------------------------------------------------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   6,249   Federal Home Loan Mortgage Corp.
            (b)................................    5.500%         09/25/45         $    6,277,682
    2,408   Federal Home Loan Mortgage Corp.
            (c)................................    8.000          06/01/31                544,484
    8,731   Federal Home Loan Mortgage Corp.
            (REMIC) (b) (c)....................    2.600          03/15/32                672,304
    3,086   Federal Home Loan Mortgage Corp.
            (REMIC) (b) (c)....................    2.650          03/15/32                249,960
    2,599   Federal Home Loan Mortgage Corp.
            (REMIC) (b) (c)....................    2.750          06/15/31                219,055
    1,677   Federal Home Loan Mortgage Corp.
            (REMIC) (b) (c)....................    3.200          03/15/32                153,537
    3,353   Federal Home Loan Mortgage Corp.
            (REMIC) (c)........................    6.500          05/15/33                705,400
      736   Federal National Mortgage
            Association (b)....................    5.404          05/28/35                737,929
    7,131   Federal National Mortgage
            Association (b)....................    5.550          05/25/35              7,159,621
    9,000   Federal National Mortgage
            Association........................    6.022          11/25/10              9,299,841
    2,474   Federal National Mortgage
            Association (c)....................    6.500          06/01/31                539,326
   29,000   Federal National Mortgage
            Association........................    6.740          08/25/07             29,123,734
      731   Federal National Mortgage
            Association (c)....................    7.000          03/01/32                170,537
    1,583   Federal National Mortgage
            Association........................    7.500          01/19/39              1,654,741
    4,424   Federal National Mortgage
            Association (c)....................    7.500    11/01/29 to 01/01/32        1,088,806
   85,245   Federal National Mortgage
            Association (REMIC) (c)............    *              03/25/36              2,011,245
    5,809   Federal National Mortgage
            Association (REMIC) (b) (c)........    1.050          07/25/34                234,188
      187   Federal National Mortgage
            Association (REMIC) (b) (c)........    2.750          12/25/29                  2,105
   12,026   Federal National Mortgage
            Association (REMIC) (b)............    5.188          11/25/28             12,049,284
   10,713   Federal National Mortgage
            Association (REMIC) (b)............    5.410          12/25/36             10,688,135
    8,478   Federal National Mortgage
            Association (REMIC) (c)............    6.000    08/25/32 to 11/25/32        1,091,574
    2,972   Federal National Mortgage
            Association (REMIC) (c)............    6.500    02/25/33 to 05/25/33          606,341
      270   Federal National Mortgage
            Association (REMIC) (b)............    6.550          10/25/34                275,054

 10                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

PAR
AMOUNT
(000)       DESCRIPTION                          COUPON           MATURITY             VALUE
-------------------------------------------------------------------------------------------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   2,421   Federal National Mortgage
            Association (REMIC)................    7.000%         09/25/32         $    2,503,156
    2,786   Federal National Mortgage
            Association (REMIC) (c)............    7.000          04/25/33                626,920
    5,880   Government National Mortgage
            Association (b) (c)................    2.600          12/16/25                436,272
    3,017   Government National Mortgage
            Association (b) (c)................    2.650          05/16/32                183,461
  196,197   Greenpoint Mortgage Funding Trust
            (c)................................    *        06/25/45 to 10/25/45        5,858,634
    6,965   Greenpoint Mortgage Funding Trust
            (b)................................    5.670          08/25/35              6,973,558
       37   Harborview Mortgage Loan Trust
            (e)................................    *        03/19/37 to 07/19/47           27,411
   83,884   Harborview Mortgage Loan Trust (c)
            (d)................................    1.730          03/19/37              3,866,525
   60,767   Harborview Mortgage Loan Trust (c)
            (d)................................    1.850          07/19/36              2,288,242
    3,581   Harborview Mortgage Loan Trust (a)
            (b)................................    5.520          10/19/37              3,583,072
   67,795   Indymac Index Mortgage Loan Trust
            (c) (d)............................    1.343          07/25/35              2,203,351
    7,575   Indymac Index Mortgage Loan Trust
            (b)................................    5.440          07/25/46              7,615,711
    5,321   Luminent Mortgage Trust (b)........    5.590          04/25/36              5,336,240
    5,384   Luminent Mortgage Trust (b)........    5.630          02/25/46              5,393,358
    7,244   Residential Accredit Loans, Inc.
            (b)................................    5.580          06/25/46              7,236,169
    2,388   Residential Accredit Loans, Inc.
            (b)................................    5.610          02/25/46              2,390,516
   12,664   Residential Accredit Loans, Inc.
            (b)................................    5.620          02/25/46             12,683,509
    6,201   Structured Asset Mortgage
            Investments (b)....................    5.580          08/25/36              6,220,640
    4,546   Structured Asset Mortgage
            Investments, Inc. (b)..............    5.610          05/25/36              4,558,624
    8,454   Structured Asset Mortgage
            Investments, Inc. (b)..............    5.620          04/25/36              8,489,561
   10,135   Structured Asset Mortgage
            Investments, inc. (b)..............    5.660          02/25/36             10,172,523
    5,073   Washington Mutual, Inc. (b)........    5.450          05/25/46              5,073,537
    4,050   Washington Mutual, Inc. (b)........    5.620          04/25/45              4,066,004
    4,502   Washington Mutual, Inc. (b)........    5.670          12/25/45              4,517,886
    5,764   Washington Mutual, Inc. (b)........    5.698          04/25/46              5,799,657
    3,365   Washington Mutual, Inc. (b)........    5.710          07/25/45              3,382,209
    5,073   Zuni Mortgage Loan Trust (b).......    5.450          06/25/36              5,070,024
                                                                                   --------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  28.3%....................      287,693,907
                                                                                   --------------

See Notes to Financial Statements                                             11

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

PAR
AMOUNT
(000)       DESCRIPTION                          COUPON           MATURITY             VALUE
-------------------------------------------------------------------------------------------------
            MORTGAGE BACKED SECURITIES  66.4%
$  37,550   Federal Home Loan Mortgage Corp.,
            January (a)........................    5.000%           TBA            $   36,892,875
   32,700   Federal Home Loan Mortgage Corp.,
            January (a)........................    5.000            TBA                31,555,500
   28,101   Federal Home Loan
            Mortgage Corp. ....................    5.500    07/01/21 to 08/01/21       28,087,735
      950   Federal Home Loan Mortgage Corp.,
            January (a)........................    5.500            TBA                   949,406
    4,893   Federal Home Loan
            Mortgage Corp. ....................    6.500    07/01/14 to 08/01/33        5,007,287
   12,000   Federal Home Loan Mortgage Corp.,
            January (a)........................    6.500            TBA                12,225,000
   18,306   Federal Home Loan
            Mortgage Corp. ....................    7.500    06/01/17 to 07/01/33       19,042,514
    5,657   Federal Home Loan
            Mortgage Corp. ....................    8.000    12/01/19 to 05/01/32        5,954,421
    5,468   Federal Home Loan
            Mortgage Corp. ....................    8.500    10/01/10 to 08/01/31        5,843,713
    1,469   Federal Home Loan
            Mortgage Corp. ....................   10.000    01/01/09 to 08/01/21        1,594,553
        6   Federal Home Loan
            Mortgage Corp. ....................   10.250          11/01/09                  5,849
    1,123   Federal Home Loan
            Mortgage Corp. ....................   11.000    11/01/09 to 01/01/21        1,227,120
       34   Federal Home Loan Mortgage Corp.
            (FHA/VA)...........................   10.000    09/01/10 to 01/01/19           36,604
   28,700   Federal Home Loan Mortgage Corp.,
            January (a)........................    4.500            TBA                26,888,313
    3,000   Federal National Mortgage
            Association, January (a)...........    4.500            TBA                 2,894,064
   63,650   Federal National Mortgage
            Association, January (a)...........    5.000            TBA                62,575,906
   61,900   Federal National Mortgage
            Association, January (a)...........    5.500            TBA                61,184,312
   24,250   Federal National Mortgage
            Association, January (a)...........    6.500            TBA                24,712,254
   54,879   Federal National Mortgage
            Association........................    4.500    05/01/19 to 10/01/19       53,023,489
   68,702   Federal National Mortgage
            Association........................    5.500    12/01/32 to 12/01/34       67,989,630
    1,731   Federal National Mortgage
            Association........................    6.000    07/01/12 to 09/01/14        1,758,778
   33,544   Federal National Mortgage
            Association........................    6.500    11/01/13 to 12/01/33       34,380,311
   69,071   Federal National Mortgage
            Association........................    7.000    05/01/13 to 07/01/36       71,063,442

 12                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

PAR
AMOUNT
(000)       DESCRIPTION                          COUPON           MATURITY             VALUE
-------------------------------------------------------------------------------------------------
            MORTGAGE BACKED SECURITIES (CONTINUED)
$  16,415   Federal National Mortgage
            Association........................    7.500%   04/01/15 to 12/01/32   $   17,104,099
   17,214   Federal National Mortgage
            Association........................    8.000    12/01/16 to 09/01/32       18,169,323
    6,504   Federal National Mortgage
            Association........................    8.500    08/01/14 to 05/01/32        6,963,089
      481   Federal National Mortgage
            Association........................    9.000    05/01/09 to 02/01/21          506,587
      916   Federal National Mortgage
            Association........................    9.500    05/01/20 to 04/01/30        1,001,513
      598   Federal National Mortgage
            Association........................   10.000    11/01/18 to 05/01/22          657,842
      423   Federal National Mortgage
            Association........................   10.500    06/01/10 to 05/01/21          462,811
       77   Federal National Mortgage
            Association........................   11.000    05/01/12 to 07/01/19           84,428
       64   Federal National Mortgage
            Association........................   11.500    12/01/09 to 09/01/15           70,416
      173   Federal National Mortgage
            Association........................   13.000          06/01/15                192,831
   39,100   Federal National Mortgage
            Association, January (a)...........    7.000            TBA                40,138,574
        7   Federal National Mortgage
            Association (MFMR).................    9.000          03/01/08                  7,341
    8,387   Government National Mortgage
            Association........................    5.500    05/15/33 to 10/15/34        8,357,972
    3,052   Government National Mortgage
            Association........................    6.000    01/15/28 to 04/15/29        3,102,901
      883   Government National Mortgage
            Association........................    6.500    04/15/26 to 12/15/28          908,958
    2,649   Government National Mortgage
            Association........................    7.000    08/15/22 to 10/15/30        2,738,935
    4,763   Government National Mortgage
            Association........................    7.500    01/15/17 to 02/15/30        4,970,721
    2,174   Government National Mortgage
            Association........................    8.000    08/15/07 to 12/15/21        2,296,063
    2,033   Government National Mortgage
            Association........................    8.500    06/15/16 to 06/15/23        2,179,872
    3,660   Government National Mortgage
            Association........................    9.000    10/15/08 to 08/15/24        3,931,792
    2,459   Government National Mortgage
            Association........................    9.500    07/15/09 to 09/15/22        2,679,489
      641   Government National Mortgage
            Association........................   10.500    09/15/10 to 10/15/19          715,049
      138   Government National Mortgage
            Association........................   11.000    03/15/10 to 12/15/18          152,221

See Notes to Financial Statements                                             13

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

PAR
AMOUNT
(000)       DESCRIPTION                          COUPON           MATURITY             VALUE
-------------------------------------------------------------------------------------------------
            MORTGAGE BACKED SECURITIES (CONTINUED)
$     205   Government National Mortgage
            Association........................   11.500%   10/15/10 to 02/15/16   $      228,174
      122   Government National Mortgage
            Association........................   12.000    11/15/12 to 07/15/15          137,065
       60   Government National Mortgage
            Association........................   12.250    06/15/14 to 06/15/15           66,623
      142   Government National Mortgage
            Association........................   12.500    05/15/10 to 08/15/15          157,751
       90   Government National Mortgage
            Association........................   13.000    01/15/11 to 05/15/15          100,200
    1,238   Government National Mortgage
            Association II.....................    6.000          04/20/29              1,255,478
        9   Government National Mortgage
            Association II.....................    8.500          02/20/17                  9,550
      218   Government National Mortgage
            Association II.....................   10.500    02/20/16 to 05/20/19          242,906
      185   Government National Mortgage
            Association II.....................   11.000    09/20/13 to 08/20/19          204,929
       88   Government National Mortgage
            Association II.....................   11.500    08/20/13 to 07/20/19           99,158
       76   Government National Mortgage
            Association II.....................   12.000    09/20/13 to 12/20/15           85,904
       73   Government National Mortgage
            Association II.....................   12.500    10/20/13 to 09/20/15           80,913
                                                                                   --------------
            TOTAL MORTGAGE BACKED SECURITIES  66.4%.............................      674,954,554
                                                                                   --------------

            UNITED STATES TREASURY
            OBLIGATIONS  1.6%
   12,250   United States Treasury Bonds.......    6.375          08/15/27             14,580,379
    2,000   United States Treasury Notes (a)...    4.500          02/28/11              1,985,860
                                                                                   --------------
            TOTAL UNITED STATES TREASURY OBLIGATIONS............................       16,566,239
                                                                                   --------------

TOTAL LONG-TERM INVESTMENTS  106.0%
  (Cost $1,084,892,094).........................................................    1,077,564,234
                                                                                   --------------

                                                       EXPIRATION     EXERCISE
DESCRIPTION                              CONTRACTS        DATE          PRICE           VALUE
--------------------------------------------------------------------------------------------------
PURCHASED OPTIONS 0.0%
EuroDollar Futures, June, 2007.........    10,565       06/22/07       $94.25      $      264,125
EuroDollar Futures, June, 2007.........     1,631       06/22/07        94.50             142,712
EuroDollar Futures, September, 2007....       338       09/21/07        94.75             120,413
                                                                                   ---------------
TOTAL PURCHASED OPTIONS
  (Cost $3,272,603)............................................................           527,250
                                                                                   ---------------

 14                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued


DESCRIPTION                                                                         VALUE
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  23.9%
REPURCHASE AGREEMENTS  23.7%
Citigroup Global Market, Inc. ($49,273,737 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 5.23%,
  dated 12/29/06, to be sold on 01/02/07 at $49,302,371).....................   $   49,273,737
State Street Bank & Trust Co. ($191,890,263 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 5.08%,
  dated 12/29/06, to be sold on 01/02/07 at $191,998,574)....................      191,890,263
                                                                                --------------

TOTAL REPURCHASE AGREEMENTS..................................................      241,164,000

GOVERNMENT AGENCY OBLIGATIONS  0.2%
United States Treasury Bills ($1,750,000 par, yielding 5.297%, 01/11/07
  maturity) (f)..............................................................        1,748,273
                                                                                --------------

TOTAL SHORT-TERM INVESTMENTS  23.9%
  (Cost $242,911,526)........................................................      242,912,273
                                                                                --------------

TOTAL INVESTMENTS  129.9%
  (Cost $1,331,076,223)......................................................    1,321,003,757

LIABILITIES IN EXCESS OF OTHER ASSETS  (29.9%)...............................     (304,195,784)
                                                                                --------------

NET ASSETS  100.0%...........................................................   $1,016,807,973
                                                                                ==============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) Security purchased on a when-issued or delayed delivery basis.

(b) Floating Rate Coupon

(c) IO--Interest Only

(d) Variable Rate Coupon

(e) PO--Principal Only

(f) All or a portion of this security has been physically segregated in connection with open futures contracts.

FHA/VA--Federal Housing Administration/Department of Veterans Affairs
MFMR--Multi Family Mortgage Revenue
REMIC--Real Estate Mortgage Investment Conduits
TBA-- To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

See Notes to Financial Statements                                             15

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the Untied States Treasury.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2006:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 10-Year Futures, March 2007
  (Current Notional Value of $107,469 per contract).........      968       $  (796,216)
U.S. Treasury Bonds Futures, March 2007
  (Current Notional Value of $111,438 per contract).........      436          (667,188)
U.S. Treasury Notes 5-Year Futures, March 2007
  (Current Notional Value of $105,063 per contract).........      439          (283,293)
                                                                -----       -----------
                                                                1,843        (1,746,697)
                                                                -----       -----------
SHORT CONTRACTS:
U.S. Treasury Notes 2-Year Futures, March 2007 (Current
  Notional Value of $204,031 per contract)..................      866           646,911
                                                                -----       -----------
                                                                2,709       $(1,099,786)
                                                                =====       ===========

 16                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2006

ASSETS:
Total Investments, including repurchase agreement of
  $241,164,000 (Cost $1,331,076,223)........................  $1,321,003,757
Cash........................................................         214,320
Receivables:
  Investments Sold..........................................     127,870,736
  Interest..................................................       4,827,586
  Fund Shares Sold..........................................         178,141
Other.......................................................         344,510
                                                              --------------
    Total Assets............................................   1,454,439,050
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     432,853,309
  Fund Shares Repurchased...................................       1,730,756
  Income Distributions......................................       1,526,986
  Distributor and Affiliates................................         417,907
  Investment Advisory Fee...................................         409,222
  Variation Margin on Futures...............................         117,377
Trustees' Deferred Compensation and Retirement Plans........         327,595
Accrued Expenses............................................         247,925
                                                              --------------
    Total Liabilities.......................................     437,631,077
                                                              --------------
NET ASSETS..................................................  $1,016,807,973
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $1,154,275,303
Accumulated Undistributed Net Investment Income.............       1,151,131
Net Unrealized Depreciation.................................     (11,172,252)
Accumulated Net Realized Loss...............................    (127,446,209)
                                                              --------------
NET ASSETS..................................................  $1,016,807,973
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $942,032,128 and 70,622,938 shares of
    beneficial interest issued and outstanding).............  $        13.34
    Maximum sales charge (4.75%* of offering price).........            0.67
                                                              --------------
    Maximum offering price to public........................  $        14.01
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $59,894,633 and 4,510,742 shares of
    beneficial interest issued and outstanding).............  $        13.28
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $13,055,702 and 984,326 shares of
    beneficial interest issued and outstanding).............  $        13.26
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,825,510 and 136,824 shares of
    beneficial interest issued and outstanding).............  $        13.34
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             17

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2006

INVESTMENT INCOME:
Interest....................................................  $ 67,478,380
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     5,086,208
Distribution (12b-1) and Service Fees:
  Class A...................................................     2,332,968
  Class B...................................................       703,700
  Class C...................................................       142,064
Transfer Agent Fees.........................................     1,394,039
Custody.....................................................       355,766
Accounting and Administrative Expenses......................       252,269
Professional Fees...........................................       156,117
Reports to Shareholders.....................................       133,091
Trustees' Fees and Related Expenses.........................        42,786
Other.......................................................       142,180
                                                              ------------
    Total Expenses..........................................    10,741,188
    Less Credits Earned on Cash Balances....................       101,060
                                                              ------------
    Net Expenses............................................    10,640,128
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 56,838,252
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $(11,751,989)
  Futures...................................................     2,962,485
                                                              ------------
Net Realized Loss...........................................    (8,789,504)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    (1,273,373)
                                                              ------------
  End of the Period:
    Investments.............................................   (10,072,466)
    Futures.................................................    (1,099,786)
                                                              ------------
                                                               (11,172,252)
                                                              ------------
Net Unrealized Depreciation During the Period...............    (9,898,879)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(18,688,383)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 38,149,869
                                                              ============

 18                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                            FOR THE              FOR THE
                                                          YEAR ENDED           YEAR ENDED
                                                       DECEMBER 31, 2006    DECEMBER 31, 2005
                                                       --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................   $   56,838,252       $   49,195,341
Net Realized Gain/Loss...............................       (8,789,504)             836,664
Net Unrealized Depreciation During the Period........       (9,898,879)         (20,321,358)
                                                        --------------       --------------
Change in Net Assets from Operations.................       38,149,869           29,710,647
                                                        --------------       --------------

Distributions from Net Investment Income:
  Class A Shares.....................................      (58,526,643)         (53,148,140)
  Class B Shares.....................................       (3,541,096)          (3,805,694)
  Class C Shares.....................................         (722,336)            (781,461)
  Class I Shares.....................................          (22,152)                 -0-
                                                        --------------       --------------
Total Distributions..................................      (62,812,227)         (57,735,295)
                                                        --------------       --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................      (24,662,358)         (28,024,648)
                                                        --------------       --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................       46,511,178           64,429,665
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................       44,387,974           40,487,450
Cost of Shares Repurchased...........................     (231,661,907)        (263,085,701)
                                                        --------------       --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...     (140,762,755)        (158,168,586)
                                                        --------------       --------------
TOTAL DECREASE IN NET ASSETS.........................     (165,425,113)        (186,193,234)
NET ASSETS:
Beginning of the Period..............................    1,182,233,086        1,368,426,320
                                                        --------------       --------------
End of the Period (Including accumulated
  undistributed net investment income of $1,151,131
  and $(1,830,156), respectively)....................   $1,016,807,973       $1,182,233,086
                                                        ==============       ==============

See Notes to Financial Statements                                             19

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED DECEMBER 31,
CLASS A SHARES                           ------------------------------------------------------
                                          2006       2005        2004        2003        2002
                                         ------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...............................  $13.63    $  13.94    $  14.07    $  14.60    $  14.36
                                         ------    --------    --------    --------    --------
  Net Investment Income (a)............    0.71        0.54        0.43        0.50        0.59
  Net Realized and Unrealized
    Gain/Loss..........................   (0.21)      (0.21)       0.10       (0.24)       0.48
                                         ------    --------    --------    --------    --------
Total from Investment Operations.......    0.50        0.33        0.53        0.26        1.07
Less Distributions from Net Investment
  Income...............................    0.79        0.64        0.66        0.79        0.83
                                         ------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE PERIOD.....  $13.34    $  13.63    $  13.94    $  14.07    $  14.60
                                         ======    ========    ========    ========    ========

Total Return (b).......................   3.79%       2.40%       3.88%       1.87%       7.61%
Net Assets at End of the Period (In
  millions)............................  $942.0    $1,082.1    $1,229.1    $1,382.2    $1,606.1
Ratio of Expenses to Average Net
  Assets...............................    .93%        .90%        .94%        .92%        .90%
Ratio of Net Investment Income to
  Average Net Assets...................   5.29%       3.93%       3.05%       3.50%       4.06%
Portfolio Turnover.....................    503%        430%        542%        519%(c)     101%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003 the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchase and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous fiscal years.

 20                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED DECEMBER 31,
CLASS B SHARES                                 ----------------------------------------------
                                                2006      2005      2004      2003      2002
                                               ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $13.58    $13.89    $14.02    $14.55    $14.31
                                               ------    ------    ------    ------    ------
  Net Investment Income (a)..................    0.60      0.43      0.32      0.39      0.48
  Net Realized and Unrealized Gain/Loss......   (0.21)    (0.21)     0.10     (0.24)     0.48
                                               ------    ------    ------    ------    ------
Total from Investment Operations.............    0.39      0.22      0.42      0.15      0.96
Less Distributions from Net Investment
  Income.....................................    0.69      0.53      0.55      0.68      0.72
                                               ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $13.28    $13.58    $13.89    $14.02    $14.55
                                               ======    ======    ======    ======    ======

Total Return (b).............................   2.94%     1.61%     3.08%     1.07%     6.81%
Net Assets at End of the Period (In
  millions)..................................  $ 59.9    $ 83.7    $115.3    $164.3    $210.6
Ratio of Expenses to Average Net Assets......   1.70%     1.68%     1.72%     1.71%     1.69%
Ratio of Net Investment Income to Average Net
  Assets.....................................   4.50%     3.15%     2.27%     2.72%     3.32%
Portfolio Turnover...........................    503%      430%      542%      519%(c)   101%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year purchase and declining to 0% after the sixth year. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003 the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchase and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous fiscal years.

See Notes to Financial Statements                                             21

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED DECEMBER 31,
CLASS C SHARES                                 ----------------------------------------------
                                                2006      2005      2004      2003      2002
                                               ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $13.56    $13.87    $14.00    $14.53    $14.29
                                               ------    ------    ------    ------    ------
  Net Investment Income (a)..................    0.60      0.43      0.32      0.39      0.48
  Net Realized and Unrealized Gain/Loss......   (0.21)    (0.21)     0.10     (0.24)     0.48
                                               ------    ------    ------    ------    ------
Total from Investment Operations.............    0.39      0.22      0.42      0.15      0.96
Less Distributions from Net Investment
  Income.....................................    0.69      0.53      0.55      0.68      0.72
                                               ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $13.26    $13.56    $13.87    $14.00    $14.53
                                               ======    ======    ======    ======    ======

Total Return (b).............................   2.94%     1.61%     3.08%     1.07%(c)  6.81%
Net Assets at End of the Period (In
  millions)..................................  $ 13.1    $ 16.4    $ 24.0    $ 37.7    $ 51.0
Ratio of Expenses to Average Net Assets......   1.70%     1.68%     1.73%     1.70%(c)  1.69%
Ratio of Net Investment Income to Average Net
  Assets.....................................   4.51%     3.15%     2.28%     2.72%(c)  3.32%
Portfolio Turnover...........................    503%      430%      542%      519%(d)   101%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflects actual Rule 12b-1 fees of less than 1% (See footnote 8).

(d) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003 the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchase and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous fiscal years.

 22                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                               SEPTEMBER 25,
                                                                   2006
                                                               (COMMENCEMENT
CLASS I SHARES                                               OF OPERATIONS) TO
                                                             DECEMBER 31, 2006
                                                             -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................      $13.48
                                                                  ------
  Net Investment Income (a).................................        0.17
  Net Realized and Unrealized Gain/Loss.....................       (0.03)
                                                                  ------
Total from Investment Operations............................        0.14
Less Distributions from Net Investment Income...............        0.28
                                                                  ------
NET ASSET VALUE, END OF THE PERIOD..........................      $13.34
                                                                  ======

Total Return (b)............................................       1.01%*
Net Assets at End of the Period (In millions)...............      $  1.8
Ratio of Expenses to Average Net Assets.....................       0.65%
Ratio of Net Investment Income to Average Net Assets........       4.73%
Portfolio Turnover..........................................        503%
*  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

See Notes to Financial Statements                                             23

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen U.S. Mortgage Fund (the "Fund") is organized as a series of the Van Kampen U.S. Government Trust, a Delaware statutory trust and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide a high level of current income, with liquidity and safety of principal. The Fund commenced investment operations on May 31, 1984. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. If such valuations are not available, then estimates are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Futures Contracts are valued at the settlement price established each day on the exchange on which they are traded. Options are valued at the last sale price. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At December 31, 2006, the Fund had $311,184,923 of when-issued, delayed delivery or forward purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro-rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $131,263,515 which will expire according to the following schedule:

AMOUNT                                                           EXPIRATION
$38,044,636.................................................  December 31, 2007
 20,507,262.................................................  December 31, 2008
  1,926,693.................................................  December 31, 2010
 36,308,459.................................................  December 31, 2011
 12,401,391.................................................  December 31, 2013
 22,075,074.................................................  December 31, 2014

    At December 31, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $1,331,240,227
                                                              ==============
Gross tax unrealized appreciation...........................  $    5,849,812
Gross tax unrealized depreciation...........................     (16,086,282)
                                                              --------------
Net tax unrealized depreciation on investments..............  $  (10,236,470)
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

    The tax character of distributions paid during the years ended December 31, 2006 and 2005 was as follows:

                                                                 2006           2005
Distributions paid from:
  Ordinary income...........................................  $62,626,200    $57,741,636
  Long-term capital gain....................................          -0-            -0-
                                                              -----------    -----------
                                                              $62,626,200    $57,741,636
                                                              ===========    ===========

    Permanent differences, primarily due to paydowns on mortgage backed securities, resulted in the following reclassifications among the Fund's components of net assets at December 31, 2006:

ACCUMULATED UNDISTRIBUTED  ACCUMULATED NET REALIZED
  NET INVESTMENT INCOME              LOSS            CAPITAL
       $8,955,262                $(8,955,262)         $-0-

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $3,114,368
Undistributed long-term capital gain........................         -0-

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions and open futures transactions on December 31, 2006.

F. EXPENSE REDUCTIONS During the year ended December 31, 2006, the Fund's custody fee was reduced by $101,060 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $1 billion............................................     .470%
Next $500 million...........................................     .445
Next $500 million...........................................     .420
Next $500 million...........................................     .395
Next $2.5 billion...........................................     .370
Next $2.5 billion...........................................     .345
Next $2.5 billion...........................................     .320
Next $2.5 billion...........................................     .295
Over $12.5 billion..........................................     .270

    For the year ended December 31, 2006, the Fund recognized expenses of approximately $24,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP,

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended December 31, 2006, the Fund recognized expenses of approximately $118,700 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For year ended December 31, 2006, the Fund recognized expenses of approximately $1,066,700 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $218,817 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2006. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustees year of services to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2006, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $72,600 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $158,100. Sales charges do not represent expenses of the Fund.

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2006 and 2005, transactions were as follows:

                                            FOR THE                         FOR THE
                                           YEAR ENDED                      YEAR ENDED
                                       DECEMBER 31, 2006               DECEMBER 31, 2005
                                  ----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................    2,896,623    $  38,892,288      4,074,042    $  56,335,422
  Class B.......................      321,423        4,289,407        447,101        6,161,381
  Class C.......................      111,667        1,489,647        140,743        1,932,862
  Class I.......................      136,822        1,839,836            -0-              -0-
                                  -----------    -------------    -----------    -------------
Total Sales.....................    3,466,535    $  46,511,178      4,661,886    $  64,429,665
                                  ===========    =============    ===========    =============
Dividend Reinvestment:
  Class A.......................    3,042,792    $  40,802,962      2,662,869    $  36,730,935
  Class B.......................      225,968        3,017,646        230,070        3,161,613
  Class C.......................       42,543          567,344         43,341          594,902
  Class I.......................            2               22            -0-              -0-
                                  -----------    -------------    -----------    -------------
Total Dividend Reinvestment.....    3,311,305    $  44,387,974      2,936,280    $  40,487,450
                                  ===========    =============    ===========    =============
Repurchases:
  Class A.......................  (14,683,947)   $(197,143,653)   (15,544,949)   $(214,652,895)
  Class B.......................   (2,201,138)     (29,428,333)    (2,818,017)     (38,739,775)
  Class C.......................     (380,971)      (5,089,921)      (706,273)      (9,693,031)
  Class I.......................          -0-              -0-            -0-              -0-
                                  -----------    -------------    -----------    -------------
Total Repurchases...............  (17,266,056)   $(231,661,907)   (19,069,239)   $(263,085,701)
                                  ===========    =============    ===========    =============

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the year ended December 31, 2006, the Fund received redemption fees of approximately $1,100 which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $259,989,616 and $52,472,301, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities and excluding short-term investments, were $6,067,589,815 and $6,390,735,394, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

    All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Bonds or Notes for duration and risk management purposes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended December 31, 2006 were as follows:

                                                              CONTRACTS
Outstanding at December 31, 2005............................     2,579
Futures Opened..............................................    12,762
Futures Closed..............................................   (12,632)
                                                               -------
Outstanding at December 31, 2006............................     2,709
                                                               =======

B. PURCHASED OPTION CONTRACTS An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise (strike) price during a specified period. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options are reported as part of "Total Investments" on the Statement of Assets and Liabilities. Premiums paid for purchasing options which expire are treated as realized losses.

7. MORTGAGE BACKED SECURITIES

A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies--Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC).

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

    A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's. The Fund may invest in REMIC's (Real Estate Mortgage Investment Conduit) which are simply another form of CMO. These MBS pools are divided into classes or branches with each class having its own characteristics. For instance, a PAC (Planned Amortization Class) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk.

8. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $8,402,900 and $118,200 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal, which is located at the back of this Report.

11. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on June 30, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN U.S. MORTGAGE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen U.S. Mortgage Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen U.S. Mortgage Fund (the "Fund"), including the portfolio of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen U.S. Mortgage Fund at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 9, 2007

VAN KAMPEN U.S. MORTGAGE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive

Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN U.S. MORTGAGE FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)              Trustee           Trustee     Chairman and Chief             72       Trustee/Director/Managing
Blistex Inc.                                      since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                              Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                           health care products
                                                              manufacturer. Director of
                                                              the Heartland Alliance, a
                                                              nonprofit organization
                                                              serving human needs based
                                                              in Chicago. Director of
                                                              St. Vincent de Paul
                                                              Center, a Chicago based
                                                              day care facility serving
                                                              the children of low
                                                              income families. Board
                                                              member of the Illinois
                                                              Manufacturers'
                                                              Association.

Jerry D. Choate (68)            Trustee           Trustee     Prior to January 1999,         72       Trustee/Director/Managing
33971 Selva Road                                  since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                     Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                          Allstate Corporation                    Director of Amgen Inc., a
                                                              ("Allstate") and Allstate               biotechnological company,
                                                              Insurance Company. Prior                and Director of Valero
                                                              to January 1995,                        Energy Corporation, an
                                                              President and Chief                     independent refining
                                                              Executive Officer of                    company.
                                                              Allstate. Prior to August
                                                              1994, various management
                                                              positions at Allstate.


VAN KAMPEN U.S. MORTGAGE FUND
TRUSTEES AND OFFICERS continued
                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (66)               Trustee           Trustee     President of CAC, L.L.C.,      72       Trustee/Director/Managing
CAC, L.L.C.                                       since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                                    offering capital                        in the Fund Complex.
Suite 980                                                     investment and management               Director of Quidel
San Diego, CA 92122-6223                                      advisory services. Prior                Corporation, Stericycle,
                                                              to February 2001, Vice                  Inc., Ventana Medical
                                                              Chairman and Director of                Systems, Inc., and GATX
                                                              Anixter International,                  Corporation, and Trustee
                                                              Inc., a global                          of The Scripps Research
                                                              distributor of wire,                    Institute. Prior to
                                                              cable and communications                January 2005, Trustee of
                                                              connectivity products.                  the University of Chicago
                                                              Prior to July 2000,                     Hospitals and Health
                                                              Managing Partner of                     Systems. Prior to April
                                                              Equity Group Corporate                  2004, Director of
                                                              Investment (EGI), a                     TheraSense, Inc. Prior to
                                                              company that makes                      January 2004, Director of
                                                              private investments in                  TeleTech Holdings Inc.
                                                              other companies.                        and Arris Group, Inc.
                                                                                                      Prior to May 2002,
                                                                                                      Director of Peregrine
                                                                                                      Systems Inc. Prior to
                                                                                                      February 2001, Director
                                                                                                      of IMC Global Inc. Prior
                                                                                                      to July 2000, Director of
                                                                                                      Allied Riser
                                                                                                      Communications Corp.,
                                                                                                      Matria Healthcare Inc.,
                                                                                                      Transmedia Networks,
                                                                                                      Inc., CNA Surety, Corp.
                                                                                                      and Grupo Azcarero Mexico
                                                                                                      (GAM).

VAN KAMPEN U.S. MORTGAGE FUND
TRUSTEES AND OFFICERS continued
                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (58)         Trustee           Trustee     Managing Partner of            72       Trustee/Director/Managing
Heidrick & Struggles                              since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                        executive search firm.                  in the Fund Complex.
Suite 7000                                                    Trustee on the University
Chicago, IL 60606                                             of Chicago Hospitals
                                                              Board, Vice Chair of the
                                                              Board of the YMCA of
                                                              Metropolitan Chicago and
                                                              a member of the Women's
                                                              Board of the University
                                                              of Chicago. Prior to
                                                              1997, Partner of Ray &
                                                              Berndtson, Inc., an
                                                              executive recruiting
                                                              firm. Prior to 1996,
                                                              Trustee of The
                                                              International House
                                                              Board, a fellowship and
                                                              housing organization for
                                                              international graduate
                                                              students. Prior to 1995,
                                                              Executive Vice President
                                                              of ABN AMRO, N.A., a bank
                                                              holding company. Prior to
                                                              1990, Executive Vice
                                                              President of The Exchange
                                                              National Bank.

R. Craig Kennedy (54)           Trustee           Trustee     Director and President of      72       Trustee/Director/Managing
1744 R Street, NW                                 since 1993  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                          of the United States, an                in the Fund Complex.
                                                              independent U.S.
                                                              foundation created to
                                                              deepen understanding,
                                                              promote collaboration and
                                                              stimulate exchanges of
                                                              practical experience
                                                              between Americans and
                                                              Europeans. Formerly,
                                                              advisor to the Dennis
                                                              Trading Group Inc., a
                                                              managed futures and
                                                              option company that
                                                              invests money for
                                                              individuals and
                                                              institutions. Prior to
                                                              1992, President and Chief
                                                              Executive Officer,
                                                              Director and member of
                                                              the Investment Committee
                                                              of the Joyce Foundation,
                                                              a private foundation.

Howard J Kerr (71)              Trustee           Trustee     Prior to 1998, President       72       Trustee/Director/Managing
14 Huron Trace                                    since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                              Officer of Pocklington                  in the Fund Complex.
                                                              Corporation, Inc., an                   Director of the Lake
                                                              investment holding                      Forest Bank & Trust.
                                                              company. Director of the
                                                              Marrow Foundation.

VAN KAMPEN U.S. MORTGAGE FUND
TRUSTEES AND OFFICERS continued
                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)             Trustee           Trustee     President of Nelson            72       Trustee/Director/Managing
423 Country Club Drive                            since 1984  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                         Services, Inc., a                       in the Fund Complex.
                                                              financial planning
                                                              company and registered
                                                              investment adviser in the
                                                              State of Florida.
                                                              President of Nelson Ivest
                                                              Brokerage Services Inc.,
                                                              a member of the NASD,
                                                              Securities Investors
                                                              Protection Corp. and the
                                                              Municipal Securities
                                                              Rulemaking Board.
                                                              President of Nelson Sales
                                                              and Services Corporation,
                                                              a marketing and services
                                                              company to support
                                                              affiliated companies.

Hugo F. Sonnenschein (66)       Trustee           Trustee     President Emeritus and         72       Trustee/Director/Managing
1126 E. 59th Street                               since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                             University of Chicago and               in the Fund Complex.
                                                              the Adam Smith                          Director of Winston
                                                              Distinguished Service                   Laboratories, Inc.
                                                              Professor in the
                                                              Department of Economics
                                                              at the University of
                                                              Chicago. Prior to July
                                                              2000, President of the
                                                              University of Chicago.
                                                              Trustee of the University
                                                              of Rochester and a member
                                                              of its investment
                                                              committee. Member of the
                                                              National Academy of
                                                              Sciences, the American
                                                              Philosophical Society and
                                                              a fellow of the American
                                                              Academy of Arts and
                                                              Sciences.

VAN KAMPEN U.S. MORTGAGE FUND
TRUSTEES AND OFFICERS continued
                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (65)  Trustee           Trustee     Chief Communications           72       Trustee/Director/Managing
815 Cumberstone Road                              since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                             Academy of                              in the Fund Complex.
                                                              Sciences/National                       Director of Fluor Corp.,
                                                              Research Council, an                    an engineering,
                                                              independent, federally                  procurement and
                                                              chartered policy                        construction
                                                              institution, from 2001 to               organization, since
                                                              November 2003 and Chief                 January 2004 and Director
                                                              Operating Officer from                  of Neurogen Corporation,
                                                              1993 to 2001. Director of               a pharmaceutical company,
                                                              the Institute for Defense               since January 1998.
                                                              Analyses, a federally
                                                              funded research and
                                                              development center,
                                                              Director of the German
                                                              Marshall Fund of the
                                                              United States, Director
                                                              of the Rocky Mountain
                                                              Institute and Trustee of
                                                              Colorado College. Prior
                                                              to 1993, Executive
                                                              Director of the
                                                              Commission on Behavioral
                                                              and Social Sciences and
                                                              Education at the National
                                                              Academy of Sciences/
                                                              National Research
                                                              Council. From 1980
                                                              through 1989, Partner of
                                                              Coopers & Lybrand.

VAN KAMPEN U.S. MORTGAGE FUND

TRUSTEES AND OFFICERS continued

INTERESTED TRUSTEES:*

                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE                 FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Wayne W. Whalen* (67)           Trustee           Trustee     Partner in the law firm        72       Trustee/Director/Managing
333 West Wacker Drive                             since 1984  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                             Meagher & Flom LLP, legal               in the Fund Complex.
                                                              counsel to funds in the                 Director of the Abraham
                                                              Fund Complex.                           Lincoln Presidential
                                                                                                      Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN U.S. MORTGAGE FUND

TRUSTEES AND OFFICERS continued

OFFICERS:

                                              TERM OF
                                             OFFICE AND
                              POSITION(S)    LENGTH OF
NAME, AGE AND                  HELD WITH        TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                FUND         SERVED    DURING PAST 5 YEARS
Ronald E. Robison (68)       President and   Officer     President of funds in the Fund Complex since September 2005,
1221 Avenue of the Americas  Principal       since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020           Executive                   since May 2003. Managing Director of Van Kampen Advisors
                             Officer                     Inc. since June 2003. Director of Investor Services since
                                                         September 2002. Director of the Adviser, Van Kampen
                                                         Investments and Van Kampen Exchange Corp. since January
                                                         2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                         & Co. Incorporated. Managing Director and Director of Morgan
                                                         Stanley Investment Management Inc. Chief Administrative
                                                         Officer, Managing Director and Director of Morgan Stanley
                                                         Investment Advisors Inc. and Morgan Stanley Services Company
                                                         Inc. Managing Director and Director of Morgan Stanley
                                                         Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                         Executive Officer and Director of Morgan Stanley Trust.
                                                         Executive Vice President and Principal Executive Officer of
                                                         the Institutional and Retail Morgan Stanley Funds. Director
                                                         of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                         Officer of Morgan Stanley Investment Management Inc. and
                                                         Executive Vice President of funds in the Fund Complex from
                                                         May 2003 to September 2005.

Dennis Shea (53)             Vice President  Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                  since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                       and Van Kampen Advisors Inc. Chief Investment Officer-Global
                                                         Equity of the same entities since February 2006. Vice
                                                         President of Morgan Stanley Institutional and Retail Funds
                                                         since February 2006. Vice President of funds in the Fund
                                                         Complex since March 2006. Previously, Managing Director and
                                                         Director of Global Equity Research at Morgan Stanley from
                                                         April 2000 to February 2006.

J. David Germany (52)        Vice President  Officer     Managing Director of Morgan Stanley Investment Advisors
25 Cabot Square,                             since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                             and Van Kampen Advisors Inc. Chief Investment Officer-Global
London, GBR E14 4QA                                      Fixed Income of the same entities since December 2005.
                                                         Managing Director and Director of Morgan Stanley Investment
                                                         Management Ltd. Director of Morgan Stanley Investment
                                                         Management (ACD) Limited since December 2003. Vice President of Morgan Stanley Institutional and Retail Funds since
                                                         February 2006. Vice President of funds in the Fund Complex since March 2006.

VAN KAMPEN U.S. MORTGAGE FUND
TRUSTEES AND OFFICERS continued
                                              TERM OF
                                             OFFICE AND
                              POSITION(S)    LENGTH OF
NAME, AGE AND                  HELD WITH        TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                FUND         SERVED    DURING PAST 5 YEARS

Amy R. Doberman (44)         Vice President  Officer     Managing Director and General Counsel-U.S. Investment
1221 Avenue of the Americas                  since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                       Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                         the Adviser. Vice President of the Morgan Stanley
                                                         Institutional and Retail Funds since July 2004 and Vice
                                                         President of funds in the Fund Complex since August 2004.
                                                         Previously, Managing Director and General Counsel of
                                                         Americas, UBS Global Asset Management from July 2000 to July
                                                         2004 and General Counsel of Aeltus Investment Management,
                                                         Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)       Vice President  Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas  and Secretary   since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                       Complex.

John L. Sullivan (51)        Chief           Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza             Compliance      since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181   Officer                     Director of Van Kampen Investments, the Adviser, Van Kampen
                                                         Advisors Inc. and certain other subsidiaries of Van Kampen
                                                         Investments, Vice President, Chief Financial Officer and
                                                         Treasurer of funds in the Fund Complex and head of Fund
                                                         Accounting for Morgan Stanley Investment Management Inc.
                                                         Prior to December 2002, Executive Director of Van Kampen
                                                         Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (38)        Chief           Officer     Managing Director of Morgan Stanley Investment Management
1221 Avenue of the Americas  Financial       since 2006  Inc. since December 2006; Chief Financial Officer and
New York, NY 10020           Officer and                 Treasurer of Morgan Stanley Institutional Funds since 2002
                             Treasurer                   and of funds in the Fund Complex from January 2005 to August
                                                         2005 and since September 2006. Previously, Executive
                                                         Director of Morgan Stanley Investment Management Inc. from
                                                         2002 to December 2006.

                          Notice to Fund Shareholders

    As previously disclosed, a derivative action was filed on behalf of the Fund against the Fund's investment adviser, broker-dealer, distributor, and Trustees. The complaint alleges that defendants violated federal securities laws and state laws in connection with certain economic incentive programs. The case is pending before the Honorable Richard Owen, United States District Judge in the Southern District of New York. Defendants have filed a motion to dismiss the complaint in its entirety on numerous grounds, and that motion is still pending.

    On April 18, 2006, Judge Owen dismissed a separate lawsuit against Morgan Stanley and all of the same corporate defendants that are named in the derivative action. The Morgan Stanley suit related to the same incentive programs that are at issue in the derivative action, and asserted many of the same legal claims. In his decision, Judge Owen found that the programs do not violate federal law, and that defendants had made the appropriate disclosures concerning the programs. The plaintiffs in the Morgan Stanley suit did not appeal from the decision, and that decision is now final.

    In light of this decision by Judge Owen--as well as several other decisions by other judges in the Southern District of New York and certain other courts that have dismissed similar complaints against other investment funds--plaintiff in the derivative action has determined that the suit would be unsuccessful, if pursued further. Accordingly, plaintiff has asked Judge Owen to dismiss the action. No attorneys' fees will be paid by defendants and no consideration will be paid to the named plaintiff.

    All investors in the Fund are hereby provided notice of this proposed dismissal. If you object to the proposed dismissal, your objection must be mailed no later than April 2, 2007, in writing, to the Honorable Richard Owen, United States District Judge, United States Courthouse, Room 640, 500 Pearl Street, New York, NY 10007-1312. Copies of the objection must also be mailed to Denise Davis Schwartzman, Esquire, Chimicles & Tikellis LLP, 361 West Lancaster Avenue, Haverford, PA 19041; and Richard A. Rosen, Esquire, Paul, Weiss, Rifkind, Wharton & Garrison LLP, 1285 Avenue of the Americas, New York, NY 10019-6064.

  Van Kampen U.S. Mortgage Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen U.S. Mortgage Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen U.S. Mortgage Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                  40, 340, 540
                                                                  USGFANR 2/07
    (VAN KAMPEN INVESTMENTS LOGO)                           RN07-00500P-Y12/06

Item 2. Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) Due to personnel changes at the Adviser, the list of covered officers set forth in Exhibit B was amended in November 2006. Both editions of Exhibit B are attached.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1) The Trust's Code of Ethics is attached hereto as Exhibit 12(1).

     (2) Not applicable.

     (3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2006

                                                   REGISTRANT        COVERED ENTITIES(1)

     AUDIT FEES...............................     $66,300           N/A

     NON-AUDIT FEES
          AUDIT-RELATED FEES..................     $0                $756,000(2)
          TAX FEES............................     $2,800(3)         $79,422(4)
          ALL OTHER FEES......................     $0                $203,498(5)
     TOTAL NON-AUDIT FEES.....................     $2,800            $1,038,920

     TOTAL....................................     $69,100           $1,038,920


2005

                                                   REGISTRANT        COVERED ENTITIES(1)
     AUDIT FEES...............................     $64,100           N/A

     NON-AUDIT FEES
          AUDIT-RELATED FEES..................     $0                $235,000(2)
          TAX FEES............................     $2,500(3)         $52,799(4)
          ALL OTHER FEES......................     $0                $956,268(5)
    TOTAL NON-AUDIT FEES......................     $2,500            $1,244,067

    TOTAL.....................................     $66,600           $1,244,067

     N/A- Not applicable, as not required by Item 4.

     (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

     (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

     (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

     (4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

     (5) All Other Fees represent attestation services provided in connection with performance presentation standards, and a regulatory compliance project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

               AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)


1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.


-------------------------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).


6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.


7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:


     -    Van Kampen Investments Inc.
     -    Van Kampen Asset Management
     -    Van Kampen Advisors Inc.
     -    Van Kampen Funds Inc.
     -    Van Kampen Investor Services Inc.
     -    Morgan Stanley Investment Management Inc.
     -    Morgan Stanley Trust Company
     -    Morgan Stanley Investment Management Ltd.
     -    Morgan Stanley Investment Management Company
     -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen U.S. Government Trust

By:   /s/ Ronald E. Robison
      ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007

By:  /s/ James W. Garrett
     --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: February 8, 2007